UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET

INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2009

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited)	August 31, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 89.7%
CONSUMER DISCRETIONARY — 9.8%
Hotels, Restaurants & Leisure — 0.9%
$1,250,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	$1,278,125
540,000	Yum! Brands Inc., Senior Notes, 4.250% due 9/15/15	548,948
	Total Hotels, Restaurants & Leisure	1,827,073
Media — 8.0%
	Affinion Group Inc., Senior Notes:
1,750,000	10.125% due 10/15/13	1,747,812
250,000	10.125% due 10/15/13 (a)	249,688
	Comcast Corp.:
2,500,000	6.400% due 5/15/38	2,661,190
1,500,000	Senior Notes, 5.700% due 7/1/19	1,585,882
1,250,000	DISH DBS Corp., Senior Notes, 7.875% due 9/1/19 (a)	1,239,063
1,000,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	1,030,000
2,400,000	News America Inc., Senior Notes, 6.650% due 11/15/37	2,475,986
1,760,000	Omnicom Group Inc., Notes, 6.250% due 7/15/19	1,869,590
	Time Warner Cable Inc.:
500,000	Debentures, 7.300% due 7/1/38	567,560
1,100,000	Senior Notes, 8.750% due 2/14/19	1,356,407
1,000,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	1,055,000
1,000,000	WPP Finance UK, Senior Notes, 8.000% due 9/15/14	1,096,416
	Total Media	16,934,594
Specialty Retail — 0.4%
820,000	Staples Inc., Senior Notes, 7.750% due 4/1/11	871,691
Textiles, Apparel & Luxury Goods — 0.5%
1,000,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	1,045,000
	TOTAL CONSUMER DISCRETIONARY	20,678,358
CONSUMER STAPLES — 5.5%
Beverages — 1.2%
1,000,000	Anheuser-Busch InBev Worldwide Inc., Senior Notes, 7.750% due 1/15/19 (a)	1,172,902
1,200,000	Diageo Capital PLC, Notes, 5.750% due 10/23/17	1,310,537
	Total Beverages	2,483,439
Food & Staples Retailing — 2.0%
600,000	CVS Caremark Corp., Senior Notes, 6.600% due 3/15/19	680,605
2,135,000	Safeway Inc., Senior Notes, 6.250% due 3/15/14	2,349,877
1,100,000	Walgreen Co., Senior Notes, 5.250% due 1/15/19	1,182,010
	Total Food & Staples Retailing	4,212,492
Food Products — 0.7%
1,500,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	1,537,500
Tobacco — 1.6%
1,200,000	Philip Morris International Inc., Senior Notes, 6.875% due 3/17/14	1,371,560
2,000,000	Reynolds American Inc., Senior Secured Notes, 7.625% due 6/1/16	2,112,846
	Total Tobacco	3,484,406
	TOTAL CONSUMER STAPLES	11,717,837
ENERGY — 10.0%
Energy Equipment & Services — 0.8%
1,500,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	1,745,199

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 9.2%
	Anadarko Petroleum Corp., Senior Notes:
$600,000	5.950% due 9/15/16	$624,853
1,100,000	6.450% due 9/15/36	1,092,312
1,500,000	ConocoPhillips, Notes, 6.500% due 2/1/39	1,740,478
1,000,000	DCP Midstream LLC, Senior Notes, 9.750% due 3/15/19 (a)	1,190,774
1,000,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	1,235,493
2,000,000	Enterprise Products Operating LP, Senior Notes, 9.750% due 1/31/14	2,409,712
800,000	EOG Resources Inc., Senior Notes, 6.875% due 10/1/18	938,586
	Hess Corp., Notes:
1,400,000	8.125% due 2/15/19	1,659,441
440,000	7.875% due 10/1/29	523,665
800,000	Kinder Morgan Energy Partners LP, Senior Notes, 5.950% due 2/15/18	839,188
1,000,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	915,782
1,000,000	Quicksilver Resources Inc., Senior Notes, 11.750% due 1/1/16	1,065,000
1,500,000	Shell International Finance BV, Senior Notes, 6.375% due 12/15/38	1,778,976
700,000	Valero Energy Corp., Senior Notes, 9.375% due 3/15/19	808,550
1,000,000	Williams Cos. Inc., Senior Notes, 8.750% due 1/15/20	1,137,170
	XTO Energy Inc., Senior Notes:
500,000	5.750% due 12/15/13	539,918
900,000	5.500% due 6/15/18	928,693
	Total Oil, Gas & Consumable Fuels	19,428,591
	TOTAL ENERGY	21,173,790
FINANCIALS — 30.7%
Capital Markets — 7.4%
	Bear Stearns Cos. Inc., Senior Notes:
1,580,000	5.500% due 8/15/11	1,659,720
3,500,000	7.250% due 2/1/18	3,997,689
	Goldman Sachs Group Inc., Senior Notes:
4,250,000	5.950% due 1/18/18	4,431,573
500,000	7.500% due 2/15/19	576,648
	Morgan Stanley:
3,000,000	5.050% due 1/21/11	3,099,405
1,750,000	Medium-Term Notes, 6.625% due 4/1/18	1,873,018
	Total Capital Markets	15,638,053
Commercial Banks — 5.9%
240,000	BankAmerica Institutional Capital A, Junior Subordinated Bonds, 8.070% due 12/31/26 (a)	219,600
250,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	223,750
	BB&T Corp., Senior Notes:
370,000	3.850% due 7/27/12	379,273
1,000,000	5.700% due 4/30/14	1,070,952
560,000	Credit Suisse/New York, Senior Notes, 5.300% due 8/13/19	567,697
	Royal Bank of Scotland Group PLC, Subordinated Notes:
120,000	5.000% due 11/12/13	108,632
40,000	5.000% due 10/1/14	35,408
1,000,000	RSHB Capital, Loan Participation Notes, Notes, 9.000% due 6/11/14 (a)	1,067,400
2,100,000	Svenska Handelsbanken AB, Senior Notes, 4.875% due 6/10/14 (a)	2,200,783
390,000	Wachovia Capital Trust III, Junior Subordinated Bonds, 5.800% due 3/15/11 (b)(c)	257,400
6,000,000	Wachovia Corp., Senior Notes, 5.750% due 2/1/18	6,311,466
	Total Commercial Banks	12,442,361

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Consumer Finance — 2.7%
$3,000,000	American Express Co., Senior Notes, 8.125% due 5/20/19	$3,363,147
1,250,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	1,350,000
1,000,000	Ford Motor Credit Co., Senior Notes, 12.000% due 5/15/15	1,042,120
	Total Consumer Finance	5,755,267
Diversified Financial Services — 9.2%
3,750,000	Bank of America Corp., Senior Notes, 7.625% due 6/1/19	4,135,984
840,000	Blackstone Holdings Finance Co. LLC, Senior Notes, 6.625% due 8/15/19 (a)	847,894
360,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	366,916
	Citigroup Inc.:
2,250,000	6.000% due 8/15/17	2,118,091
2,000,000	Notes, 6.875% due 3/5/38	1,811,628
	Senior Notes:
300,000	6.375% due 8/12/14	303,691
500,000	8.500% due 5/22/19	547,457
1,350,000	8.125% due 7/15/39	1,391,618
	General Electric Capital Corp., Senior Notes:
3,000,000	5.250% due 10/19/12	3,142,512
790,000	6.000% due 8/7/19	797,466
1,500,000	6.875% due 1/10/39	1,492,321
1,500,000	JPMorgan Chase & Co., Senior Notes, 6.400% due 5/15/38	1,662,153
1,000,000	TNK-BP Finance SA, Senior Notes, 7.500% due 3/13/13 (a)	1,005,000
	Total Diversified Financial Services	19,622,731
Insurance — 2.6%
1,300,000	ACE INA Holdings Inc., Senior Notes, 5.600% due 5/15/15	1,393,898
	Chubb Corp., Senior Notes:
600,000	5.750% due 5/15/18	652,181
600,000	6.500% due 5/15/38	685,563
1,500,000	MetLife Inc., Senior Notes, 6.817% due 8/15/18	1,659,989
690,000	Nationwide Mutual Insurance Co., Notes, 9.375% due 8/15/39 (a)	691,277
400,000	Travelers Cos. Inc., Senior Notes, 6.250% due 6/15/37	443,536
	Total Insurance	5,526,444
Real Estate Investment Trusts (REITs) — 1.2%
505,000	Developers Diversified Realty Corp., Senior Notes, 4.625% due 8/1/10	488,167
1,500,000	Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	1,417,500
580,000	WEA Finance LLC, Senior Notes, 6.750% due 9/2/19 (a)	572,311
	Total Real Estate Investment Trusts (REITs)	2,477,978
Thrifts & Mortgage Finance — 1.7%
3,500,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12	3,633,893
	TOTAL FINANCIALS	65,096,727
HEALTH CARE — 6.2%
Health Care Equipment & Supplies — 0.9%
1,000,000	Biomet Inc., Senior Toggle Notes, 10.375% due 10/15/17 (d)	1,047,500
910,000	St. Jude Medical Inc., Senior Notes, 3.750% due 7/15/14	924,367
	Total Health Care Equipment & Supplies	1,971,867
Health Care Providers & Services — 2.9%
	Humana Inc., Senior Notes:
1,000,000	6.450% due 6/1/16	950,980
1,000,000	7.200% due 6/15/18	969,884
600,000	McKesson Corp., Senior Notes, 6.500% due 2/15/14	657,633

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Health Care Providers & Services — 2.9% (continued)
$1,000,000	Tenet Healthcare Corp., Senior Notes, 10.000% due 5/1/18 (a)	$1,082,500
1,300,000	UnitedHealth Group Inc., 4.875% due 2/15/13	1,343,587
1,200,000	WellPoint Inc., Notes, 5.250% due 1/15/16	1,216,873
	Total Health Care Providers & Services	6,221,457
Pharmaceuticals — 2.4%
1,500,000	GlaxoSmithKline Capital Inc., 5.650% due 5/15/18	1,639,315
560,000	Pfizer Inc., Senior Notes, 7.200% due 3/15/39	705,502
1,100,000	Roche Holdings Inc., Senior Notes, 6.000% due 3/1/19 (a)	1,219,623
1,300,000	Wyeth, Notes, 5.950% due 4/1/37	1,420,691
	Total Pharmaceuticals	4,985,131
	TOTAL HEALTH CARE	13,178,455
INDUSTRIALS — 3.9%
Air Freight & Logistics — 0.4%
700,000	United Parcel Service Inc., Senior Notes, 6.200% due 1/15/38	794,666
Airlines — 1.5%
1,725,000	American Airlines Pass-Through Trust, Secured Notes, 7.858% due 4/1/13	1,647,375
1,500,000	Delta Air Lines Inc., Pass-Through Certificates, 7.570% due 11/18/10	1,462,500
	Total Airlines	3,109,875
Commercial Services & Supplies — 0.6%
340,000	Republic Services Inc., Senior Notes, 5.500% due 9/15/19 (a)	337,569
1,000,000	RSC Equipment Rental Inc., Senior Secured Notes, 10.000% due 7/15/17 (a)	1,050,000
	Total Commercial Services & Supplies	1,387,569
Industrial Conglomerates — 0.9%
1,800,000	United Technologies Corp., Senior Notes, 6.125% due 2/1/19	2,022,203
Road & Rail — 0.5%
1,000,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (a)	1,060,000
	TOTAL INDUSTRIALS	8,374,313
MATERIALS — 6.3%
Containers & Packaging — 0.9%
440,000	Ball Corp., Senior Notes, 7.125% due 9/1/16	442,200
1,300,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	1,371,500
	Total Containers & Packaging	1,813,700
Metals & Mining — 3.9%
2,770,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	2,891,764
2,000,000	Rio Tinto Finance USA Ltd., Senior Notes, 9.000% due 5/1/19	2,399,602
2,100,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	2,113,030
1,000,000	Xstrata Finance Canada Ltd., Senior Bonds, 5.800% due 11/15/16 (a)	962,585
	Total Metals & Mining	8,366,981
Paper & Forest Products — 1.5%
1,120,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	1,150,106
2,000,000	Verso Paper Holdings LLC, Senior Secured Notes, 11.500% due 7/1/14 (a)	1,970,000
	Total Paper & Forest Products	3,120,106
	TOTAL MATERIALS	13,300,787
TELECOMMUNICATION SERVICES — 11.7%
Diversified Telecommunication Services — 9.5%
	AT&T Inc., Global Notes:
2,250,000	5.600% due 5/15/18	2,380,552
2,000,000	6.550% due 2/15/39	2,189,738

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Diversified Telecommunication Services — 9.5% (continued)
$2,000,000	British Telecommunications PLC, Bonds, 9.625% due 12/15/30	$2,521,386
800,000	Deutsche Telekom International Finance BV, Bonds, 8.750% due 6/15/30	1,067,498
1,500,000	Embarq Corp., Notes, 7.995% due 6/1/36	1,548,006
1,000,000	France Telecom SA, Senior Notes, 5.375% due 7/8/19	1,058,642
1,000,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	1,020,000
1,000,000	Koninklijke KPN NV, Senior Notes, 8.375% due 10/1/30	1,280,616
500,000	Qwest Corp., Senior Notes, 7.875% due 9/1/11	512,500
1,200,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	1,298,536
1,000,000	Telecom Italia Capital SA, Senior Notes, 7.721% due 6/4/38	1,171,187
410,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	487,859
1,500,000	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750% due 2/15/15	1,514,260
1,460,000	Verizon Communications Inc., Senior Notes, 8.950% due 3/1/39	1,993,298
	Total Diversified Telecommunication Services	20,044,078
Wireless Telecommunication Services — 2.2%
1,000,000	Rogers Communications Inc., Senior Notes, 6.800% due 8/15/18	1,134,286
1,250,000	Sprint Capital Corp., Senior Notes, 8.750% due 3/15/32	1,043,750
2,000,000	Verizon Wireless Capital LLC, Senior Notes, 8.500% due 11/15/18 (a)	2,523,452
	Total Wireless Telecommunication Services	4,701,488
	TOTAL TELECOMMUNICATION SERVICES	24,745,566
UTILITIES — 5.6%
Electric Utilities — 4.3%
	Commonwealth Edison Co., First Mortgage Bonds:
600,000	5.800% due 3/15/18	646,996
600,000	6.450% due 1/15/38	675,815
2,020,000	FirstEnergy Corp., Notes, 7.375% due 11/15/31	2,236,334
730,000	FirstEnergy Solutions Corp., Senior Notes, 4.800% due 2/15/15 (a)	747,015
1,030,000	IPALCO Enterprises Inc., 7.250% due 4/1/16 (a)	1,004,250
1,000,000	MidAmerican Energy Holdings Co., Senior Notes, 5.750% due 4/1/18	1,067,852
	Pacific Gas & Electric Co., Senior Notes:
800,000	8.250% due 10/15/18	1,010,192
1,000,000	5.800% due 3/1/37	1,063,062
500,000	Virginia Electric and Power Co., Senior Notes, 8.875% due 11/15/38	696,067
	Total Electric Utilities	9,147,583
Independent Power Producers & Energy Traders — 0.5%
1,100,000	AES Corp., Senior Notes, 8.000% due 6/1/20	1,034,000
Multi-Utilities — 0.8%
500,000	Dominion Resources Inc., Senior Notes, 8.875% due 1/15/19	629,485
1,000,000	MidAmerican Energy Holdings Co., Bonds, 6.125% due 4/1/36	1,063,604
	Total Multi-Utilities	1,693,089
	TOTAL UTILITIES	11,874,672
	TOTAL CORPORATE BONDS & NOTES (Cost — $180,491,601)	190,140,505
COLLATERALIZED SENIOR LOANS — 5.3%
CONSUMER DISCRETIONARY — 1.1%
Diversified Consumer Services — 0.5%
1,000,000	Thomson Learning, Term Loan B, 2.790% due 7/5/14 (b)	970,000
Hotels, Restaurants & Leisure — 0.6%
549,197	Venetian Macau, Term Loan, 2.850% due 4/1/13 (b)	505,555

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 0.6% (continued)
$950,803	Venetian Macau, Term Loan B, 2.850% due 4/1/13 (b)	$875,249
	Total Hotels, Restaurants & Leisure	1,380,804
	TOTAL CONSUMER DISCRETIONARY	2,350,804
FINANCIALS — 0.4%
Diversified Financial Services — 0.4%
992,749	CCM Merger Inc., 8.500% due 7/21/12 (b)	933,184
HEALTH CARE — 0.4%
Health Care Equipment & Supplies — 0.4%
854,334	Fenwal Inc., 2.924% due 3/1/14 (b)	745,406
145,666	Fenwal Inc., 2.924% due 3/1/14 (b)	127,094
	TOTAL HEALTH CARE	872,500
INDUSTRIALS — 0.8%
Airlines — 0.4%
1,000,000	Delta Airlines, 2.277% due 4/30/12 (b)	845,000
Commercial Services & Supplies — 0.4%
997,500	Nielsen Finance LLC, Term Loan, 4.050% due 6/10/14 (b)	933,078
	TOTAL INDUSTRIALS	1,778,078
INFORMATION TECHNOLOGY — 0.9%
IT Services — 0.4%
997,462	First Data Corp., Term Loan, 3.035% due 10/15/14 (b)	836,205
Semiconductors & Semiconductor Equipment — 0.5%
1,000,000	Freescale Semiconductor Inc., Term Loan, 12.500% due 12/15/14 (b)	950,833
	TOTAL INFORMATION TECHNOLOGY	1,787,038
MATERIALS — 0.9%
Chemicals — 0.5%
1,000,000	Lyondell Chemical Co., Term Loan, 0.000% due 12/15/09 (b)	1,040,875
Containers & Packaging — 0.4%
997,449	Berry Plastics Group Inc., Term Loan C, 2.296% due 4/3/15 (b)	849,391
	TOTAL MATERIALS	1,890,266
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
1,000,000	Level 3 Communications Inc., Term Loan, 2.691% due 3/1/14 (b)	861,964
UTILITIES — 0.4%
Independent Power Producers & Energy Traders — 0.4%
997,462	Energy Future Holdings, Term Loan, 3.785% due 10/10/14 (b)	758,606
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $10,623,869)	11,232,440
SOVEREIGN BONDS — 0.5%
Russia — 0.5%
960,000	Russian Federation, 7.500% due 3/31/30 (b) (Cost - $950,709)	993,600
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.9%
U.S. Government Agency — 0.2%
630,000	Federal National Mortgage Association (FNMA), Subordinated Debentures, zero coupon bond to yield 6.179% due 10/9/19 (e)	348,816
U.S. Government Obligations — 0.7%
1,790,000	U.S. Treasury Bonds, 3.500% due 2/15/39	1,581,914

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc.

Schedule of Investments (unaudited) (continued)	August 31, 2009

Face Amount	Security	Value
U.S. Government Obligations — 0.7% (continued)
$5,000	U.S. Treasury Notes, 2.625% due 6/30/14	$5,067
	Total U.S. Government Obligations	1,586,981
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,827,708)	1,935,797
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $193,893,887)	204,302,342
SHORT-TERM INVESTMENTS — 3.0%
U.S. Government Agencies — 0.0%
5,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.295% due 1/25/10 (e)(f)(g)	4,997
30,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.290% due 1/27/10 (e)(f)(g)	29,982
	Total U.S. Government Agencies (Cost — $34,958)	34,979
Repurchase Agreement — 3.0%
6,400,000	Goldman Sachs & Co. tri-party repurchase agreement dated 8/31/09, 0.190% due 9/1/09; Proceeds at maturity - $6,400,034; (Fully collateralized by U.S. government agency obligations, 2.200% due 4/23/12; Market value-$6,530,625) (Cost - $6,400,000)	6,400,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,434,958)	6,434,979
	TOTAL INVESTMENTS — 99.4% (Cost — $200,328,845#)	210,737,321
	Other Assets in Excess of Liabilities — 0.6%	1,197,032
	TOTAL NET ASSETS — 100.0%	$211,934,353

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2009.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on June 25, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†	—	$204,302,342	—	$204,302,342
Short-term investments†	—	6,434,979	—	6,434,979
Total investments	—	210,737,321	—	210,737,321
Other financial instruments: Futures contracts	—	(17,090)	—	(17,090)

Total	—	$210,720,231	—	$210,720,231

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)  Futures Contracts.  The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Credit and Market Risk.  The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,449,140
Gross unrealized depreciation	(40,664)
Net unrealized appreciation	$10,408,476

At August 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 2-Year Notes	2	12/09	$431,634	$432,687	$(1,053)
U.S. Treasury 5-Year Notes	6	12/09	686,746	691,500	(4,754)
U.S. Treasury 10-Year Notes	7	12/09	816,016	820,531	(4,515)
U.S. Treasury 30-Year Bonds	3	12/09	352,482	359,250	(6,768)
Net unrealized loss on open futures contracts					$(17,090)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at August 31, 2009.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	—	$ (17,090)	$ (17,090)

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: October 27, 2009